Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2024
Schedule Of Detailed Information About Other Long Term Liabilities [Abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES

	Note	December 31, 2024	December 31, 2023
Equipment Facility	17(a)	$85,858	$27,158
Lease liabilities	18(b)	60,533	20,385
Provision for legal matters	33(a)	6,395	7,790
Cash-settled share-based payments	19(c)(i),(ii)	5,371	3,046
Other liabilities		13,320	13,156
		$171,477	$71,535
(a)Equipment Facility
In December 2022, Greenstone obtained the Equipment Facility which provided Greenstone with financing for 90% of the cost of new mobile equipment purchased from certain dealers approved by the lender for use in the construction and development of the Greenstone project until December 31, 2024. In August 2024, the Equipment Facility was amended to increase the total available financing amount from $90.0 million to $130.5 million. Amounts drawn are subject to fixed interest rates determined at the time of draw based on the current U.S. treasury rate, the applicable spread based on the Bloomberg U.S. Index and a margin of 3.75%. Amounts drawn under the Equipment Facility are repayable quarterly over a period of six years from the date funds are received by Greenstone for each equipment purchase.
17.    OTHER NON-CURRENT LIABILITIES (CONTINUED)
(a)Equipment Facility (continued)
The following is a reconciliation of the changes in the carrying amount of the Equipment Facility during the years ended December 31, 2024 and 2023 to cash flows arising from financing activities:

	Note	2024	2023
Balance – beginning of year(1)		$31,561	$9,601
Financing cash flows:
Draw downs		57,346	23,131
Repayments		(7,296)	(1,739)
Interest paid		(4,112)	(1,033)
Other changes:
Assumed on Greenstone Acquisition	5	19,730	—
Interest and accretion expense		7,494	2,058
Foreign exchange loss (gain)		3,146	(695)
Foreign currency translation		(3,687)	238
Balance – end of year including accrued interest		104,182	31,561
Less: Accrued interest(2)		(2,320)	(491)
Balance – end of year excluding accrued interest		$101,862	$31,070
(1)    Includes accrued interest.
(2)    Included in accounts payable and accrued liabilities.
The carrying amount of the Equipment Facility, excluding accrued interest, at December 31, 2024 was $101.9 million (2023 – the Company’s 60% share of the Equipment Facility was $31.1 million), of which $16.0 million (2023 – $3.9 million) is included in other current liabilities and $85.9 million (2023 – $27.2 million) is included in other non-current liabilities.
Upon each draw down under the Equipment Facility, Greenstone was required to pay the lender a refundable security deposit, equal to 10% of the cost of the applicable equipment purchase. At December 31, 2024, the total refundable security deposit amounted to $11.5 million, which is included in other current receivables (2023 – the Company’s 60% share of the refundable security deposit was $3.7 million, which was included in other non-current assets).